Financial instruments and risk management - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value of assets
Assets at beginning of period	$ 10,354
Transferred from receivables	0	$ 0
Transferred to receivables	0	0
Assets at end of period	10,457	10,354
Fair value of liabilities
Liabilities at beginning of period	(5,089)
Liabilities at end of period	(5,168)	(5,089)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(84)	(32)
Arising on acquisitions		(49)
Payments	6	6
Remeasurements	(29)	(9)
Liabilities at end of period	(107)	(84)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	9	8
Additions	2	1
Transferred from receivables	18
Fair value remeasurement	1
Assets at end of period	$ 30	9
Level 3 | Contingent consideration receivable
Fair value of assets
Assets at beginning of period		18
Transferred to receivables		$ (18)